ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule Of Assets And Liabilities Classified As Held For Sale
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	December 31, 2022
Assets
Cash and cash equivalents	$37
Accounts receivable and other current assets	33
Current assets	70
Property, plant and equipment	4
Investment in associates(1)	138
Intangible assets	582
Goodwill and other non-current assets	62
Total assets classified as held for sale	$856

Liabilities
Accounts payable and other liabilities	$81
Deferred income tax liability	3
Non-recourse borrowings	394
Total liabilities associated with assets held for sale	478
Net assets classified as held for sale	$378

1. Refer to Note 13, Investments in Associates and Joint Ventures, for further details